Non-cash Transactions	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Non-cash Transactions

Note 11 Non-cash Transactions

Investing and financing activities that do not have a direct impact on current cash flows are excluded from the statements of cash flows. However, the accrued Dividends Payable on the re-categorized Preferred Shares are included. During the three month Year-to-date period ended March 31, 2011, the Company recognized preferred share dividends payable of $141,664 (for the same period during 2010: $49,653).

In addition to the regularly calculated preferred share dividends, the agreement calls for the compounding of the dividends payable annually, this is recorded in the fiscal Fourth Quarter. During the Fourth Quarter’s three month period ending December 31, 2010 the Company recognized preferred share dividends payable of $148,320 (2009: $489,098). The 2009 amount included the compounding of the outstanding interest for the 2009 fiscal year of $262,467. It also included an additional amount of $175,875 previously unrecorded for the 2008 fiscal year.